Condensed Consolidated Statements of Cash Flows (USD $)	5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013
Cash flows from operating activities:
Net income (loss)	$ 3,441,901	$ 4,819,306	$ (7,516,074)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Amortization/accretion of available-for-sale securities premiums and discounts, net	(135,362)	(347,647)	(907,795)
Realized loss on sale of investments, net	21,362	98,382	33,708,977
Unrealized (gain) loss on Linked Transactions, net	(3,247,461)	(3,932,369)	1,940,336
Realized (gain) loss on derivative contracts	21,333	37,333	(19,466,902)
Unrealized loss on derivative contracts	298,959	298,359	3,174,076
Net change in:
Deferred offering costs	(762,166)		0
Accrued interest receivable	(185,747)	(189,364)	(820,324)
Other assets	0		(143,978)
Paydown receivable	0		(238,679)
Accrued interest payable	33,251	65,820	42,347
Paydown payable	270,609		0
Fees and expenses payable to Manager	132,721	32,721	305,000
Other accounts payable and accrued expenses	789,325	4,990	235,316
Net cash provided by operating activities	678,725	887,531	10,312,300
Cash flows from investing activities:
Purchase of available-for-sale securities	(78,095,506)	(81,162,110)	(1,084,963,739)
Proceeds from sales of available-for-sale securities	0		678,644,658
Purchase of derivative contracts	(64,000)	(64,000)	(50,816,532)
Proceeds from sales of derivative contracts	0		69,806,101
Principal payments from available-for-sale securities	823,106	2,817,375	27,053,462
Restricted cash	(496,439)	(1,933,390)	(11,758,268)
Net cash used in investing activities	(77,832,839)	(80,342,125)	(372,034,318)
Cash flows from financing activities:
Net proceeds from issuance of common stock	26,177,089	26,177,089	84,000,000
Net proceeds from issuance of preferred stock	0		10,041
Redemption of preferred stock	0		(110,000)
Restricted stock compensation expense	0		89,193
Change in deferred offering costs	0	(915,512)	915,512
Dividends paid on common stock	0	(940,839)	(7,532,736)
Dividends paid on preferred stock	0		(2,326)
Proceeds from repurchase agreements	262,703,000	392,314,000	3,332,278,000
Principal repayments of repurchase agreements	(199,074,000)	(328,891,000)	(3,018,657,000)
Net cash paid on securities underlying Linked Transactions	(19,392,902)	(18,669,385)	(45,091,937)
Cash received from repurchase agreements underlying Linked Transactions	13,149,000	13,989,000	28,559,000
Net cash provided by financing activities	83,562,187	83,063,353	374,457,747
Net increase in cash and cash equivalents	6,408,073		12,735,729
Cash and cash equivalents, beginning of period	0	0	3,608,759
Cash and cash equivalents, end of period	6,408,073	3,608,759	16,344,488
Supplemental disclosure of cash flow information
Cash paid for interest	184,056	201,260	4,079,232
Non-cash investing and financing activities information
Dividends declared but not paid at end of period	0	220,833	2,326
Net change in unrealized gain (loss) on available-for-sale securities	$ 3,008,004	$ 2,433,997	$ (9,939,532)